Payables and Accruals (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employee compensation	$ 9,309	$ 4,478	$ 2,810
Vacation reserves	464	465	373
Other current liabilities	12,512	2,776	929
Total accrued expenses	$ 22,285	$ 7,719	$ 4,112